Related party transactions (Details Text) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Key Person Management Compensation [Abstract]
Maximum global compensation	R$ 300,000
Short-term benefits withholding taxes
Short-term benefits withholding taxes	R$ 30,713	R$ 30,312	R$ 28,044